CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022
Cash flows from operating activities
Cash from operations	$ 234,437	$ 294,190	$ 750,428		$ 677,599
Income taxes paid	(8,450)	(6,452)	(42,407)		(46,454)
Payment for rent	(1,204)	(1,175)	(4,147)		(5,305)
Payment for tower and tower equipment decommissioning	(6)	(320)	(327)		(178)
Net cash generated from operating activities	224,777	286,243	703,547		625,662
Cash flow from investing activities
Purchase of property, plant and equipment	(124,413)	(122,011)	(393,015)		(284,867)
Payment in advance for property, plant and equipment	(18,772)	(51,870)	(88,920)		(139,783)
Purchase of software and licenses	(3,494)	(234)	(19,670)		(13,238)
Consideration paid on business combinations, net of cash acquired	(4,486)	(8,993)	(4,486)		(735,917)
Proceeds from disposal of property, plant and equipment	508	255	1,468		1,109
Insurance claims received	32	80	310		1,694
Interest income received	5,761	3,364	17,338		10,380
Deposit of short term deposits	(59,173)	(70,628)	(187,938)		(358,694)
Refund of short term deposits	15,908	10,733	36,631		162,316
Net cash used in investing activities	(188,129)	(239,304)	(638,282)		(1,357,000)
Cash flows from financing activities
Transactions with non-controlling interest		11			11
Shares repurchased and cancelled through buyback program	(5,713)		(5,713)
Bank loans received	318,765	118,884	976,944		834,677
Bank loans repaid	(226,741)	(44,184)	(644,591)		(114,211)
Fees on loans and derivative instruments	(6,149)	(3,282)	(14,820)		(12,559)
Interest paid	(79,173)	(69,070)	(224,118)		(173,739)
Payment for the principal of lease liabilities	(14,844)	(22,966)	(59,426)		(52,717)
Interest paid for lease liabilities	(15,405)	(11,543)	(40,699)		(27,763)
Initial margin received on non-deliverable forwards	145	6,629	197		13,106
(Losses) settled/profits received on nondeliverable forwards		(172)	420		(3,197)
Net cash (used in)/generated from financing activities	(29,115)	(25,693)	(11,806)		463,608
Net increase/(decrease) in cash and cash equivalents	7,533	21,246	53,459		(267,730)
Cash and cash equivalents at beginning of year	433,048	567,298	514,078	[1]	916,488
Effect of movements in exchange rates on cash	(15,145)	(58,076)	(142,101)		(118,290)
Cash and cash equivalents at end of year	$ 425,436	$ 530,468	$ 425,436		$ 530,468

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.